Acquisitions and Divestments - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 08, 2016 USD ($)	Dec. 07, 2015 USD ($) $ / shares shares	Feb. 28, 2015	Dec. 31, 2016 USD ($) Business	Dec. 31, 2015 USD ($)	Dec. 31, 2014 Business
Business Acquisition [Line Items]
Number of material divestments | Business				0
Purchase price allocation to goodwill				$ 14	$ 7,464
Purchase price allocation to other intangible assets		$ 8,464
Other intangible assets, amortization period				5 years
Number of acquisitions and divestments | Business						0
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power Business [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage			49.00%
Divestments closing date			Nov. 09, 2015
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power and RF Power Businesses [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of business					1,257
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Payments to acquire business		1,948
Purchase price allocation to inventories		1,280
Purchase price allocation to tangible fixed assets		1,827
Purchase price		$ 11,639
Number of shares issuable for each ordinary share of acquiree | shares		0.3521
Cash consideration payable for each ordinary share of acquiree | $ / shares		$ 6.25
Acquisition related transaction costs		$ 42
Deferred taxes, purchase accounting adjustment				$ 33
Accounts payable, accrued liabilities and other current liabilities, purchase accounting adjustment				3
Inventories, net, purchase accounting adjustment				5
Goodwill, purchase accounting adjustment				$ 25
Purchase price allocation net liabilities assumed		$ 4,224
Freescale Semiconductor, Ltd. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets		1 year
Freescale Semiconductor, Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets		19 years
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member]
Business Acquisition [Line Items]
Purchase price allocation to goodwill					40
Purchase price allocation to other intangible assets					68
Purchase price consideration					102
Purchase price allocation net liabilities assumed					6
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets					29
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets					17
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | In-Process Research and Development [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets					$ 22
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Maximum [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period					14 years
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Maximum [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period					5 years
Other Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire business	$ 200
Purchase price allocation to goodwill	14
Purchase price allocation to other intangible assets	177
Purchase price allocation to inventories	8
Purchase price allocation to tangible fixed assets	1
Other Acquisition [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets	$ 172
Other intangible assets, amortization period	7 years
Other Acquisition [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets	$ 5
Other intangible assets, amortization period	2 years